Finance cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance cost
Cost of acquiring equity facility (B. Riley)	$ 2,772,934
Interest expense on convertible notes	439,026	$ 1,400,067
Loss on conversion of notes	248,624
Lease finance charges	212,301	94,626	$ 63,683
Interest expense on loans	104,406
Finance costs	$ 3,777,291	$ 1,494,693	$ 63,683